Estimated Actuarial Loss and Prior Service Cost for Benefit Plans that will be Amortized from Accumulated Other Comprehensive Income (Loss) into Net Periodic Cost Over Next Fiscal Year (Detail) (Pension Plans, Defined Benefit)
In Thousands, unless otherwise specified
12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)
Schedule of Pension and Other Postretirment Benefits Recgonized in Accumulated Other Comprehensive Income (Loss) [Line Items]
Amortization of actuarial loss	$ 33,256	¥ 2,727,000
Amortization of prior service cost	$ 3,402	¥ 279,000